Cover	Dec. 20, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40845
Entity Registrant Name	Parabellum Acquisition Corp.
Entity Central Index Key	0001848165
Entity Tax Identification Number	86-2219674
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 2125
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	972
Local Phone Number	591-8349
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and three-quarters of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and three-quarters of one redeemable warrant
Trading Symbol	PRBM.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	PRBM
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each full warrant exercisable for one share of Class A common stock for an exercise price of $11.50 per share
Trading Symbol	PRBM.WS
Security Exchange Name	NYSE